Prepayments and other current assets	12 Months Ended
Dec. 31, 2022
Prepayments and other current assets
Prepayments and other current assets

11.  Prepayments and other current assets

	December 31,
	2021	2022
	US$	US$

Interest receivable	22,082	40,280
Value added taxes to be deducted	28,090	31,415
Receivables from payment platforms	24,512	20,210
Employee advances	4,073	2,386
Prepayments and deposits to vendors and content providers	6,126	4,105
Deposits	5,831	5,651
Loans to third parties	7,604	400
Amount due from a lessee of sale-and-leaseback arrangement - net (Note 10)	20,177	18,355
Net assets subject to disposal related to YY Live (Note 3(a))	38,194	38,194
Others	57,044	75,187
Total	213,733	236,183